Income Taxes	12 Months Ended
Sep. 30, 2012
Income Taxes [Abstract]
Income Taxes

Note 11—Income Taxes

The Company qualifies as a thrift under the provisions of the Internal Revenue Code and, therefore, was permitted, prior to January 1, 1996, to deduct from federal taxable income an allowance for bad debts based on 8% of taxable income before such deduction, less certain adjustments, subject to certain limitations. Beginning January 1, 1996, the Company, for federal income tax purposes, must calculate its tax bad debt deduction using either the experience or specific charge off method. The New York State tax law permits the Company to deduct 32% of its taxable income before bad debt deduction, subject to certain limitations.

Retained earnings at September 30, 2012 included approximately $1,981,000 of such bad debt deduction for which federal income taxes of approximately $612,000 have not been provided. In addition, deferred New York State taxes of approximately $369,000 have not been provided on bad debt deductions in the amount of $4,100,000. If such amount is used for purposes other than for bad debt losses, including distributions in liquidation, it will be subject to income tax at the then current rate.

The components of income taxes (benefit) are as follows:

	Years Ended September 30,
	2012	2011
	(In thousands)
Current income tax expense (benefit):
Federal	$(195)	$(211)
State	(33)	(5)

	(228)	(216)

Deferred income tax expense:
Federal	60	96
State	(7)	22

	53	118

	$(175)	$(98)

The following table reconciles the reported income taxes and the federal income taxes which would be computed by applying the normal federal income tax rate of 34% to income before income taxes:

	Years Ended September 30,
	2012	Percent of Pretax Loss	2011	Percent of Pretax Loss
	(Dollars in thousands)
Federal income taxes	$(277)	(34.0)%	$45	34.0%
State income taxes, net of federal income tax effect	(26)	(3.2)%	11	8.5%
Non-deductible stock based compensation	28	3.4%	23	17.7%
Non-deductible merger related costs	102	12.5%	—	—%
Reduction of previously recorded taxes	—	—%	(177)	(135.0)
Other items, net	(2)	(0.4)%	—	—%

Effective Income Taxes	$(175)	(21.5)%	$(98)	(74.8)

The tax effects of existing temporary differences that give rise to significant portions of net deferred tax assets and liabilities are as follows:

	September 30,
	2012	2011
	(In thousands)
Deferred tax assets:
Allowance for loan losses	$384	$476
Net operating loss carryfowards	252	—
Deferred rent	71	73
Contribution carryover	—	259
Benefit plan adjustment (Accumulated Other Comprehensive Income)	245	278
Stock based compensation	176	299
Interest income and other	271	145

Total Deferred Tax Assets	1,399	1,530

Deferred tax liabilities:
Accrued pension	288	35
Depreciation	86	124
Unrealized gain on securities available for sale	319	290

Total Deferred Tax Liabilities	693	449

Valuation allowance	—	(259)

Net Deferred Tax Assets Included in Other Assets	$706	$822

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences are deductible and carry forwards are available. Due to the uncertainty of the Company's ability to realize the benefit of certain deferred tax assets within statutory time limits, the net deferred tax assets were partially offset by a $259,000 valuation allowance at September 30, 2011. That valuation allowance represented 100% of the deferred tax asset related to charitable contribution carry forward. The elimination of the deferred tax asset and related valuation allowance during the year ended September 30, 2012 was due to the expiration of the statutory carry forward period.

At September 30, 2012, the Company had approximately $602,000 of federal and $834,000 of state net operating loss carry forwards available to offset future taxable income for tax reporting purposes. These net operating loss carry forwards were generated during the year ended September 30, 2012 and expire in 2032. At September 30, 2012, there was no valuation allowance against these net operating loss carry forwards. In determining whether or not a valuation allowance was necessary for its federal and state net operating losses, the Company considered a tax planning strategy related to harvesting the $802,000 of unrealized gains in the available for sale security portfolio at September 30, 2012, and considered forecasted earnings and taxable income limited to the twelve months following September 30, 2012.

The Company, in projecting future results, has considered future market growth, forecasted earnings, future taxable income, feasible and permissible tax planning strategies in determining the realizability of deferred tax assets. If the Company was to determine that it would not be able to realize a portion of its net deferred tax asset in the future for which there is currently no valuation allowance, an adjustment to the net deferred tax asset would be charged to earnings in the period such determination was made. Conversely, if the Company was to make a determination that it is more likely than not that the deferred tax assets for which there is a valuation allowance would be realized, the related valuation allowance would be reduced and a benefit to earnings would be recorded.